Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax Expense and Deferred Taxes [Abstract]
Current taxes		€ (2,631)	€ (1,869)	€ (1,978)
Deferred taxes		909	543	1,269
Total	[1]	(1,722)	(1,326)	(709)	[2]
Income before tax and associates and joint ventures	[1]	€ 5,530	€ 5,678	€ 5,243	[2]

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).